Contingent Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Contingent Transactions
As of December 31, 2019 and 2018, the Bank maintains the following maximum exposure to credit risk related to this kind of transactions:

	12/31/2019	12/31/2018
Undrawn commitments of credit cards and checking accounts	91,349,936	146,170,590
Guarantees granted	1,719,015	1,447,525
Overdraft and unused agreed commitments	1,052,364	975,725
Letters of credit	446,470	395,017

Total (1)	94,567,785	148,988,857

(1)
It includes high grade credit risk exposures in stage 1. During 2019 and 2018, there were no transfers between stages. The related ECL as of December 31, 2019 and 2018 amount to 17,273 and 16,506 as disclosed in note 22.